Contingencies and restrictions	12 Months Ended
Dec. 31, 2024
Contingencies And Restrictions
Contingencies and restrictions	Contingencies and restrictions
In accordance with note 18.1, the Company recognizes a provision for those lawsuits in which there is a probability that the judgments will be unfavorable to the Company. The Company is party to the following lawsuits and other relevant legal actions:
20.1    Lawsuits and other relevant events

(a)In January 2018, the company Transportes Buen Destino S.A. filed an arbitration claim under CAM rules against SQM Salar for controversies resulting from the execution of transport contracts for lithium brine and transport of salts. The amount of the claim is close to US$3 million. On August 6, 2024, SQM Salar was sentenced to pay ThUS$80, plus indexation. On August 13, 2024, SQM Salar and the Company filed a complaint appeal before the Court of Appeals of Santiago, which is pending.

(b)On April 6, 2021, Empresa Eléctrica Cochrane SpA requested the constitution of arbitration to resolve a dispute in relation to electricity supply contracts signed on March 30, 2012, and February 1, 2013. On January 17, 2022, the Company filed a claim for early termination of the electricity supply contracts against Empresa Eléctrica Cochrane SpA. On November 26, 2024, the arbitral tribunal upheld the claim of Empresa Eléctrica Cochrane SpA for the period between 2021 and 2023, with the amount to be determined in the mandatory compliance phase of the ruling. The arbitral tribunal also determined that Empresa Eléctrica Cochrane SpA failed to meet its information delivery obligations under the electricity supply contracts, although it dismissed the Company’s early termination claim.

(c)In October 2021, the Company requested the constitution of an arbitration against Chilena Consolidada Seguros Generales S.A. to resolve differences in relation to the interpretation and execution of the directors' and officers' liability insurance policy. On December 14, 2023, the arbitrator accepted the Company's claim in its entirety and ordered the defendant to pay US$ 32.2 million. The case is currently before the Court of Appeals to hear the appeals and the to hear the cassation and appeal appeals filed by the defendant.

(d)In February 2022, the company Montajes Eléctricos y Construcciones RER Limitada filed a claim for damages before the 21st Civil Court of Santiago against SQM Industrial S.A. for its alleged liability derived from the breach of an electrical installation contract. The case is awaiting a decision verdict from the court. The amount of the lawsuit is approximately ThUS$ 542.

(e)In March 2023, Mr. Josué Merari Trujillo Montejano filed a lawsuit against SQM Comercial de México, S.A. de C.V. for damages for third-party civil liability for the death of his brother Mr. Manuel Agustín Trujillo Montejano, before the First Instance Judge of the Civil Branch of the city of Zapopan, Mexico. The lawsuit is currently under discussion. The amount of the lawsuit is approximately ThUS$ 330.
(f)In May 2023, the heirs of Sami Al Taweel, a shareholder of Abu Dhabi Fertilizer Industries Company LLC ("Adfert"), filed a claim against SQM Corporation NV, other shareholders and former officers and directors of Adfert appointed by SQM Corporation NV, with the Settlement Center of the Abu Dhabi Commercial Court of First Instance, which alleges a debt of AED 73.5 million. The lawsuit is being heard by the Abu Dhabi.

(g)In May 2023, Mr. Luis Guillermo Benítez Peña and 17 other employees filed a lawsuit against a contractor, the Company and six other companies with the Labor Court of San Miguel for indirect dismissal, annulment of dismissal and payment of employment benefits The proceeding is in the ruling stage. On August 28, 2024, a ruling was issued rejecting the claim against the Company. On January 21, 2025, one of the main defendants filed an appeal for unification of jurisprudence, which is currently pending. The amount of the lawsuit is approximately ThUS$358.

(h)In January, Mr. José Luis Carreño Soto filed a lawsuit for protection of fundamental rights against a contractor company and the Company before the Labor Court of Antofagasta. On December 3, 2024, the plaintiff and the main defendant signed an agreement, and the plaintiff completely withdrew the lawsuit, thus ending the trial.

(i)In February 2024, Mr. Emiliano Malebrán Pallauta, Mr. Rubén Valenzuela González and Mr. José Aguilera Flores filed a lawsuit against the Company through the Labor Court of Iquique for protection of fundamental rights and secondarily for wrongful dismissal and collection of unpaid wages and severance pay. On January 13, 2025, the court ruled partially in favor of the claim and ordered the Company to pay the sum of ThUS$263. On January 24, 2025, the Company filed an appeal for annulment, which is still pending.

(j)In February 2024, Mr. Manuel Jesús Lobos Cortés filed a lawsuit against the Company through the Labor Court of Iquique for damages caused by occupational illness. The case is awaiting the issuance of a ruling. The lawsuit totals approximately ThUS$279.

(k)In September 2024, the subsidiary Sichuan Dixin New Energy Co., Ltd. was notified of a civil lawsuit filed by Hebei Leheng Energy Saving Equipment Co., Ltd. in its capacity as joint and several co-debtor for disputes arising from a construction contract between the plaintiff and the defendant Xinyu Xinyihe New Material Technology Co., Ltd. The amount of the claim is approximately MUS$2. The case is being heard in the People's Court of DongpoDistrict, Meishan, Sichuan Province. The second trial hearing is suspended and the date for its resumption has not yet been set.
The Company and its subsidiaries have been involved and will probably continue to be involved either as plaintiffs or defendants in certain judicial proceedings that have been and will be heard by the arbitration or ordinary courts of justice that will make the final decision. Those proceedings that are regulated by the appropriate legal regulations are intended to exercise or oppose certain actions or exceptions related to certain mining claims either granted or to be granted and that do not or will not affect in an essential manner the development of the Company and its subsidiaries.
Soquimich Comercial S.A., a subsidiary, has been involved and will probably continue being involved either as plaintiff or defendant in certain judicial proceedings through which it intends to collect and receive the amounts owed, the total nominal value of which is approximately US$1.05 million.
The Company and its subsidiaries have made efforts and continues making efforts to obtain payment of certain amounts that are still owed to the Company due to its activities. Such amounts will continue to be required using judicial or non-judicial means by the plaintiffs, and the actions and exercise related to these are currently in full force and effect.
20.2    Administrative - Environmental contingencies

(a)In November 2016, the SMA filed charges against SQM Salar for the extraction of brine beyond the authorized amount, progressive damage to the vitality of algarrobo trees, incomplete information delivery, and modification of monitoring plan variables, among others. SQM Salar submitted a compliance program, which was approved by the SMA on August 29, 2022. A claim was filed regarding this program with the Environmental Court of Antofagasta by the Council of Atacameño Peoples. On June 11, 2024, the Environmental Court of Antofagasta agreed to reject the claim in its entirety. SQM Salar is currently implementing the compliance program, which is expected to be completed by mid-2025. The SMA will determine whether the program has been satisfactorily implemented and decide if the administrative sanctioning procedure should be concluded.

(b)Through the resolution of April 14, 2020, the General Water Directorate imposed a fine of 4,180 monthly tax units (UTM) on SQM Salar for alleged violations of article 294 of the Water Code. This resolution was appealed, and the outcome is still pending.

(c)In May 2024, the General Water Directorate of the Antofagasta Region initiated a sanctioning procedure against SQM Salar for alleged violations of article 294 of the Water Code at the solar evaporation ponds of the Atacama Salt Flat operation. SQM presented defenses rejecting the alleged non-compliance, and the resolution from the General Water Directorate is still pending.

(d)On May 30, 2024, Albemarle Limited submitted an exceptional review request to the Environmental Assessment Service of the Antofagasta Region regarding the environmental qualification resolutions regulating its operation and that of SQM Salar, in accordance with article 25 quinquies of Environmental Framework Law No. 19.300. The procedure is in its initial stage, and the Environmental Assessment Service ruling on the admissibility of the request is still pending. As such, it could either proceed or be declared inadmissible and closed.

(e)In July 2024, a criminal complaint was filed for alleged environmental non-compliance in the Atacama Salt Flat, which may be investigated under article 308 of the Criminal Code. The complaint is being handled by the Calama Public Prosecutor’s Office, based on the information presented in the exceptional review request for environmental qualification resolutions filed by Albemarle. The case is still under investigation.

(f)Through the resolution of October 15, 2024, the General Water Directorate imposed a fine of 1,285 monthly tax units (UTM) on SQM Salar for alleged violations of articles 5 and 6 of DGA Resolution No. 1.238 regarding the monitoring and reporting system for effective extractions at the groundwater extraction facilities. This resolution was appealed, and the outcome is still pending.
20.3    Tax Contingencies

Claims for the application of the specific tax on mining activities associated with lithium exploitation.

The Chilean Internal Revenue Service (SII) has sought to extend the specific tax on mining activities to lithium mining, which cannot be concessioned under the legal system. As of December 31, 2023, SQM had paid a total of US$986.3 for specific tax on mining activities applied to lithium related to tax years 2012 to 2023 (financial years 2011 to 2022). SQM Salar has filed seven tax claims against the SII. The amount paid included US$59.5 million in over-assessed amounts, US$818.0 million in disputed taxes (net of the corporate income tax impact), and US$108.8 million in interest and penalties. On April 5, 2024, the Santiago Court of Appeals issued a ruling on one of the tax claims, case No. 312-2022, overturning the ruling previously issued by the Santiago Metropolitan Region Tax and Customs Court, which had upheld SQM Salar’s action for annulment on public law grounds regarding tax assessments for tax years 2017 and 2018. Although this ruling by the Santiago Court of Appeals does not affect the other claims filed by SQM Salar against the SII and is still subject to appeal by SQM Salar, it prompted a review of the accounting treatment of the tax claims by the Company’s Board of Directors. As a result, the Company recognized a tax expense of US$1,106.2 million for the year ended December 31, 2023 (US$926.7 million for financial years 2011 to 2022, US$162.8 million for the financial year 2023, and US$16.7 million for financial year 2024). This expense reflects the potential impact of the Santiago Court of Appeals ruling on the tax claims. As of December 31, 2024 and December 31, 2023, the Company recorded non-current tax receivables of US$59.5 million.

The claims are as follows.

(a)On August 26, 2016, a tax claim was filed before the Third Tax and Customs Court of the Metropolitan Region against IRS assessments 169, 170, 171 and 172, for the tax years 2012 to 2014. The amount in dispute is US$17.8 million, where (i) US$11.5 million is the tax claim, after its effect on corporate income taxes and (ii) US$6.3 million is associated interest and penalties. On October 30, 2024, a ruling was issued rejecting the tax claim and the deadline to file an appeal is pending.

(b)On March 24, 2017, a tax claim was filed before the Third Tax and Customs Court of the Metropolitan Region against resolution 156 issued by the Chilean IRS for the tax year 2015. The amount in dispute is US$3.2 million is the tax claim, after its effect on corporate income taxes. On November 4, 2024, a ruling was issued rejecting the tax claim, and the deadline to file an appeal is pending.
(c)On March 24, 2017, a tax claim was filed before the Third Tax and Customs Court of the Metropolitan Region against liquidation No. 207 issued by the Chilean IRS, relating to the 2016 tax year. The amount involved is ThUS$ 5.5 of which (i) ThUS$ 1.2 relates to amounts paid in excess, (ii) ThUS$ 3.8 relates to the tax claimed (net of the effect on corporate tax), and (iii) ThUS$ 0.5 relates to interest and penalties. On October 30, 2024, a ruling was issued rejecting the tax claim and the deadline to file an appeal is pending.

(d)On July 15, 2021, SQM Salar filed before the First Tax and Customs Court of the Metropolitan Region a tax annulment and claim against assessments 65 and 66 for the tax years 2017 and 2018. The amount in dispute is US$ 63.9 million, where (i) US$ 17.6 million is overpaid taxes, (ii) US$ 30.2 million is tax claimed net of corporate income tax, and (iii) US$ 16.1 million is associated interest and penalties. On November 7, 2022, the First Tax and Customs Court upheld SQM Salar's claim and ordered the annulment of these tax assessments. On April 5, 2024, the Santiago Court of Appeals reversed the first instance ruling insofar as it accepted the annulment suit aimed at challenging the liquidations, accepting the claim only in terms of the miscalculated items recognized by the Chilean IRS.

(e)On June 30, 2023, SQM Salar filed before the First Tax and Customs Court of the Metropolitan Region a tax annulment and claim against assessment 23 for the tax year 2019. The amount in dispute is US$ 36.7 million, where (i) US$ 9.7 million is overpaid taxes, and (ii) US$ 27.0 million is the tax claim, after its effect on corporate income taxes. The trial is currently at the discussion stage.

(f)On January 19, 2024, SQM Salar filed with the Third Tax and Customs Court of the Metropolitan Region, a tax annulment and claim against Resolution No. 56/2023 for the tax years 2020 and 2021. The amount in dispute is US$ 20.7 million, where US$ 5.6 million is overpaid taxes and US$ 15.1 million is the tax claim, after its effect on corporate income taxes. The case is currently at the discussion stage.

(g)On January 19, 2024, SQM Salar filed before the Third Tax and Customs Court of the Metropolitan Region a tax annulment and claim against assessment 1 for the tax year 2022. The amount in dispute is US$ 53.5 million, restated to the date of payment, of which US$ 14.4 million is overpaid taxes, US$ 36.1 million is the tax claim, after its effect on corporate income taxes and US$ 3 million is associated interest and penalties. The trial is currently at the discussion stage.

(h)On August 14, 2024, SQM Salar filed an annulment lawsuit on public law grounds and a tax claim before the Santiago Metropolitan Region Third Tax and Customs Court against Settlement No. 67 for the tax year 2023. The disputed amount totals ThUS$785, updated to the date on which the payment was made, of which MMUS$10.9 correspond to over-assessed amounts, ThUS$691.1 corresponds to the claimed tax, andThUS$83 corresponds to interest and penalties. The case is in the discussion phase.

The details of resolutions and settlements with pending claims are provided below:

The Chilean IRS has not issued a settlement for differences on specific mining tax with respect to the 2024 tax year (2023 business year). If the Chilean IRS uses criteria similar to that used in previous years, then it may issue settlements in the future covering this year. The Company's estimate for the amount that could be settled by the SII, corresponding to the business year 2023 and 2024, amounts to MUS$ 179.4 (net of first category tax), without considering interest and penalties.

Others claims.
(a)Exploraciones Mineras S.A. has filed a tax claim with the First Tax and Customs Court of the Metropolitan Region against Resolution Ex. No. 1130 issued by the Tax Department No. 2 of the Chilean IRS for East Santiago on April 30, 2019, which disallowed the tax loss of US$3.8 million declared in the 2016 tax year. On January 31, 2025, the First Tax and Customs Court partially accepted the claim, and the ruling is expected to be appealed by Exploraciones Mineras S.A. within the coming days.

(b)SQM Salar maintains a tax claim with the Fourth Tax and Customs Court of the Metropolitan Region, due to the rejection of expenses for donations in the amount of ThUS$209.1. The case is awaiting the issuance of the resolution that receives the case as evidence.

(c)SQM Salar has filed a tax claim with the First Tax and Customs Court of the Metropolitan Region against Resolution Ex. DGC 17200 No. 152 of August 30, 2022, which disallowed the donation expense under Article 21 of the Income Tax Law. The case amounts to ThUS$319.4 and is awaiting the issuance of the resolution that receives the case as evidence.
(d)SQM Nitratos has filed a tax claim before the Santiago Metropolitan Region First Tax and Customs Court against Tax Settlement No. 15, dated August 30, 2022, which rejected a donation expense deduction under article 21 of the Income Tax Law. The disputed amount is MUS$319.4, and the case is pending a ruling on the evidence phase.

(e)The Company has also filed a tax claim before the Santiago Metropolitan Region First Tax and Customs Court against Tax Settlement No. 16, dated August 30, 2022, which rejected a donation expense deduction under article 21 of the Income Tax Law. These donations were made to the same recipient institutions as those in the previous tax settlement. The disputed amount is ThUS$511, and the case is pending a ruling on the evidence phase.

(f)On December 19, 2024, the SII issued settlements No. 484280, 484282, 484286, 484288, 484289, 484290, 484291, 484293, and 484294, through which it re-determined the mandatory monthly provisional payments for the specific tax on mining activities on SQM Salar’s lithium extraction revenue for the periods from January to September 2024, for a total amount of ThUS$78.3, include penalties and interest amounting ThUS$25.3. SQM Salar appealed these settlements through a voluntary administrative request for reconsideration, which is still pending resolution.

20.4    Association with Codelco

On July 26, 2024, Inversiones TLC SpA, a subsidiary of Tianqi, filed an appeal of illegality before the Court of Appeals of Santiago against the ordinary ruling No. 74.987 issued on June 18, 2024 by the CMF, which determined that the association between SQM and Codelco, reported as an material event on May 31, 2024, does not require approval by the Company's extraordinary shareholders' meeting. The Company became a party to these proceedings on August 1, 2024. The proceeding is awaiting pleadings before the Court of Appeals of Santiago, a court that on various occasions has decided not to grant Tianqi's requests to suspend the effects of the association. Additionally, there are other legal procedures against entities other than the Company or SQM Salar which, if successful, could delay or nullify SQM and Codelco’s partnership.
20.5 Other matters

The Company is required to be in compliance with all applicable laws and regulations in Chile and internationally with respect to anti-corruption, anti-money laundering and other regulatory matters, including the Foreign Corrupt Practices Act (FCPA). The Company has received a request for information and subpoena from the SEC requesting information related to our business operations, compliance program, and allegations of potential violations of the FCPA and other anti-corruption laws. The SEC has said that the investigation is a non-public, fact-finding inquiry and we are not aware that any conclusion has been reached by the SEC. Management has undertaken an internal review to identify information to respond to the SEC's request thus actively cooperating in the review.
20.6 Indirect guarantees
As of December 31, 2024 and 2023, there are no indirect guarantees.